5. Film and Television Costs, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Film And Television Costs Net
Film and Television Costs Activity
Total
Film and Television Costs, Net as of December 31, 2015	$1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of December 31, 2016	2,260,964
Additions to Film and Television Costs	1,880,811
Capitalized Interest	128,792
Film Amortization Expense	(37,935)
Film and Television Costs, Net as of September 30, 2017	$4,232,632

Total
Film and Television Costs, Net as of 12/31/2014	$303,953
Additions to Film and Television Costs	827,145
Film Amortization Expense	(127,552)
Film and Television Costs, Net as of 12/31/2015	1,003,546
Additions to Film and Television Costs	1,390,450
Capitalized Interest	34,756
Film Amortization Expense	(167,788)
Film and Television Costs, Net as of 12/31/2016	$2,260,964